Investment in Operating Leases	12 Months Ended
Mar. 31, 2013
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Transportation equipment	¥624,567	¥752,020
Measuring and information-related equipment	191,313	216,026
Real estate	858,413	817,330
Other	18,569	18,020

	1,692,862	1,803,396
Accumulated depreciation	(404,818)	(431,329)

Net	1,288,044	1,372,067
Accrued rental receivables	21,954	23,466

	¥1,309,998	¥1,395,533

Gains and losses from the disposition of real estate under operating leases are disclosed separately as gains on sales of real estate under operating leases or income from discontinued operations, net in the accompanying consolidated statements of income.

For fiscal 2011, 2012 and 2013, gains on sales of operating lease assets other than real estate are ¥9,968 million, ¥14,721 million and ¥14,032 million, respectively, and are included in operating lease revenues.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Depreciation expenses	¥134,213	¥136,146	¥147,286
Various expenses	45,579	48,010	50,198

	¥179,792	¥184,156	¥197,484

The operating lease contracts include non-cancelable lease terms that range up to 24 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218

Total	¥466,709